S000006863 [Member] Expense Example - U.S. Strategic Equity Fund - U.S. Strategic Equity Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	500
Expense Example, with Redemption, 10 Years	$ 1,116